REVENUES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating lease income	$ 10,400	$ 8,800
Income relating to variable lease payments for operating leases that do not depend on index or rate	141	155
Construction Services [Member] | Private Equity and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	5,700	6,200
Brazilian water and wastewater services [Member] | Private Equity and Other | Service concession arrangements [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	$ 8,300	$ 10,600
Explanation of when entity expects to recognise transaction price allocated to remaining performance obligations as revenue	22 years	23 years
Dealer software and technology services | Private Equity and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	$ 3,000	$ 2,300